Shareholder Report	12 Months Ended	51 Months Ended	104 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE LIMITED-DURATION INFLATION FOCUSED BOND FUND, INC.
Entity Central Index Key	0001368135
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000036131
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	Investor Class
Trading Symbol	TRBFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Investor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period. Although higher real (inflation-adjusted) yields put pressure on the performance of TIPS, principal adjustments for inflation helped keep total returns positive for the sector.

  Allocations to options on Treasury futures, which we use to help with interest rate management, contributed to performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as rate volatility moderated, and holding zero-coupon inflation swaps, which we use to manage our outlook on inflation, was also beneficial. Security selection within the TIPS sector was an additional contributor.

  Substantial volatility in markets during the period hurt our efforts to take advantage of interest rate movements, and, as a result, the fund’s duration and yield curve positioning detracted versus the style-specific index. An allocation to mortgage-backed securities also hampered relative results amid concerns about the potential for higher rate volatility.

  The fund seeks a level of income that is consistent with the current rate of inflation by investing in a diversified portfolio of TIPS as well as short- and intermediate-term investment-grade corporate, government, mortgage-backed, and asset-backed securities. At period-end, our non-TIPS allocations were relatively low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle.

  The fund uses derivatives to manage exposure to changes in break-even rates and interest rates as well as to manage positioning on the yield curve. During the 12-month period, our interest rate derivatives position detracted from absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	9,980	10,090	9,986
2014	9,883	10,192	9,870
2015	9,805	10,318	9,805
2015	9,824	10,303	9,838
2015	9,746	10,247	9,770
2015	9,726	10,291	9,739
2016	9,746	10,473	9,806
2016	9,844	10,612	9,904
2016	9,903	10,859	9,969
2016	9,903	10,514	9,983
2017	9,972	10,621	10,077
2017	9,972	10,780	10,086
2017	9,992	10,912	10,098
2017	9,972	10,852	10,076
2018	9,952	10,674	10,048
2018	10,021	10,739	10,139
2018	10,075	10,798	10,188
2018	9,992	10,707	10,114
2019	10,116	11,013	10,228
2019	10,327	11,426	10,425
2019	10,454	11,896	10,564
2019	10,454	11,862	10,569
2020	10,642	12,299	10,769
2020	10,599	12,502	10,794
2020	10,970	12,666	11,117
2020	11,015	12,726	11,140
2021	11,249	12,470	11,335
2021	11,506	12,452	11,587
2021	11,676	12,655	11,753
2021	11,740	12,579	11,834
2022	11,811	12,140	11,921
2022	11,677	11,428	11,836
2022	11,453	11,198	11,674
2022	11,202	10,964	11,447
2023	11,175	10,960	11,422
2023	11,246	11,183	11,594
2023	11,246	11,064	11,621
2023	11,353	11,094	11,764
2024	11,486	11,324	11,915
2024	11,646	11,329	12,080

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Limited Duration Inflation Focused Bond Fund (Investor Class)	3.56%	2.43%	1.54%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.19	2.99	1.91

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,310,318,000	$ 8,310,318,000	$ 8,310,318,000
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ 1,833,000
InvestmentCompanyPortfolioTurnover	123.50%
Additional Fund Statistics [Text Block]	Investment Advisory Fees Paid (000s)$1,833 Portfolio Turnover Rate123.5%
Holdings [Text Block]
U.S. Treasury Securities	99.6%
Reserves	0.4

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	99.6%
Michigan Fin. Auth.	0.0
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
C000161061
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	I Class
Trading Symbol	TRLDX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - I Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period. Although higher real (inflation-adjusted) yields put pressure on the performance of TIPS, principal adjustments for inflation helped keep total returns positive for the sector.

  Allocations to options on Treasury futures, which we use to help with interest rate management, contributed to performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as rate volatility moderated, and holding zero-coupon inflation swaps, which we use to manage our outlook on inflation, was also beneficial. Security selection within the TIPS sector was an additional contributor.

  Substantial volatility in markets during the period hurt our efforts to take advantage of interest rate movements, and, as a result, the fund’s duration and yield curve positioning detracted versus the style-specific index. An allocation to mortgage-backed securities also hampered relative results amid concerns about the potential for higher rate volatility.

  The fund seeks a level of income that is consistent with the current rate of inflation by investing in a diversified portfolio of TIPS as well as short- and intermediate-term investment-grade corporate, government, mortgage-backed, and asset-backed securities. At period-end, our non-TIPS allocations were relatively low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle.

  The fund uses derivatives to manage exposure to changes in break-even rates and interest rates as well as to manage positioning on the yield curve. During the 12-month period, our interest rate derivatives position detracted from absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
9/29/15	500,000	500,000	500,000
11/30/15	498,994	498,692	499,443
2/29/16	500,000	507,495	502,888
5/31/16	505,030	514,249	507,945
8/31/16	508,048	526,197	511,268
11/30/16	508,048	509,522	511,988
2/28/17	512,609	514,678	516,820
5/31/17	512,609	522,367	517,259
8/31/17	513,626	528,788	517,856
11/30/17	512,609	525,899	516,723
2/28/18	512,592	517,277	515,333
5/31/18	515,246	520,411	519,957
8/31/18	518,229	523,239	522,505
11/30/18	514,153	518,841	518,712
2/28/19	520,679	533,674	524,564
5/31/19	532,765	553,719	534,639
8/31/19	539,452	576,466	541,759
11/30/19	538,563	574,830	542,017
2/29/20	549,456	596,021	552,305
5/31/20	546,405	605,854	553,588
8/31/20	566,758	613,783	570,149
11/30/20	569,255	616,699	571,332
2/28/21	581,311	604,268	581,310
5/31/21	595,596	603,401	594,261
8/31/21	603,289	613,265	602,738
11/30/21	607,684	609,586	606,900
2/28/22	610,912	588,290	611,344
5/31/22	603,996	553,790	607,030
8/31/22	593,622	542,642	598,723
11/30/22	581,277	531,318	587,040
2/28/23	579,864	531,097	585,787
5/31/23	584,841	541,923	594,610
8/31/23	584,841	536,167	595,981
11/30/23	590,515	537,586	603,290
2/29/24	597,697	548,768	611,082
5/31/24	606,201	548,998	619,531

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/29/15
Limited Duration Inflation Focused Bond Fund (I Class)	3.65%	2.62%	2.25%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.08
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.19	2.99	2.50

Performance Inception Date			Sep. 29, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,310,318,000	$ 8,310,318,000	$ 8,310,318,000
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ 1,833,000
InvestmentCompanyPortfolioTurnover	123.50%
Additional Fund Statistics [Text Block]	Investment Advisory Fees Paid (000s)$1,833 Portfolio Turnover Rate123.5%
Holdings [Text Block]
U.S. Treasury Securities	99.6%
Reserves	0.4

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	99.6%
Michigan Fin. Auth.	0.0
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
C000219321
Shareholder Report [Line Items]
Fund Name	Limited Duration Inflation Focused Bond Fund
Class Name	Z Class
Trading Symbol	TRPZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Limited Duration Inflation Focused Bond Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Inflation Focused Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period. Although higher real (inflation-adjusted) yields put pressure on the performance of TIPS, principal adjustments for inflation helped keep total returns positive for the sector.

  Allocations to options on Treasury futures, which we use to help with interest rate management, contributed to performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index as rate volatility moderated, and holding zero-coupon inflation swaps, which we use to manage our outlook on inflation, was also beneficial. Security selection within the TIPS sector was an additional contributor.

  Substantial volatility in markets during the period hurt our efforts to take advantage of interest rate movements, and, as a result, the fund’s duration and yield curve positioning detracted versus the style-specific index. An allocation to mortgage-backed securities also hampered relative results amid concerns about the potential for higher rate volatility.

  The fund seeks a level of income that is consistent with the current rate of inflation by investing in a diversified portfolio of TIPS as well as short- and intermediate-term investment-grade corporate, government, mortgage-backed, and asset-backed securities. At period-end, our non-TIPS allocations were relatively low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle.

  The fund uses derivatives to manage exposure to changes in break-even rates and interest rates as well as to manage positioning on the yield curve. During the 12-month period, our interest rate derivatives position detracted from absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,250	10,215	10,296
8/31/20	10,641	10,349	10,604
11/30/20	10,693	10,398	10,626
2/28/21	10,921	10,188	10,811
5/31/21	11,190	10,173	11,052
8/31/21	11,356	10,340	11,210
11/30/21	11,439	10,278	11,287
2/28/22	11,499	9,919	11,370
5/31/22	11,390	9,337	11,289
8/31/22	11,194	9,149	11,135
11/30/22	10,977	8,958	10,918
2/28/23	10,951	8,954	10,894
5/31/23	11,045	9,137	11,058
8/31/23	11,045	9,040	11,084
11/30/23	11,161	9,064	11,220
2/29/24	11,330	9,252	11,365
5/31/24	11,495	9,256	11,522

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/16/20
Limited Duration Inflation Focused Bond Fund (Z Class)	4.08%	3.37%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 1.82
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	4.19	3.42

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 8,310,318,000	$ 8,310,318,000	$ 8,310,318,000
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ 1,833,000
InvestmentCompanyPortfolioTurnover	123.50%
Additional Fund Statistics [Text Block]	Investment Advisory Fees Paid (000s)$1,833 Portfolio Turnover Rate123.5%
Holdings [Text Block]
U.S. Treasury Securities	99.6%
Reserves	0.4

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	99.6%
Michigan Fin. Auth.	0.0
Sequoia Mortgage Trust	0.0
GS Mortgage-Backed Securities Trust	0.0
Federal National Mortgage Assn.	0.0
Federal Home Loan Mortgage	0.0
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]